Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 015
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
Accounting Standards Codification Topic 820, Fair Value Measurements (ASC 820) establishes a framework for measuring fair value as it relates to financial assets and liabilities and to non-financial assets and liabilities measured at fair value on a recurring basis. That framework provides a three-level valuation hierarchy based upon observable and unobservable inputs, with preference given to observable inputs.

The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1	Inputs are unadjusted quoted prices in active markets for identical assets or liabilities at the measurement date.
Level 2	Inputs, other than quoted prices included in Level 1, are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar instruments in active markets, and inputs other than quoted prices that are observable for the asset or liability.
Level 3	Inputs are unobservable for the asset or liability, and include situations where there is little, if any, market activity for the asset or liability. Unobservable inputs reflect the Plan’s judgments about the assumptions market participants would use in pricing the asset or liability since limited market data exists. Unobservable inputs are based on the best information available in the circumstances, which might include the Plan’s own data.

The following is a description of the valuation methodologies used for assets measured at fair value as of December 31, 2025.

Asset	Level	Valuation Methodology
Cash and cash equivalents	1	Valued at the net asset value of shares held by the Plan.
Mutual funds	1	Valued at the net asset value of shares held by the Plan. The share value is based on the market quoted price at the end of the day.
Equities	1	Valued at the last traded or official closing price in an active market or exchange in which these securities are traded.
Common/Collective Trust	2	Valued at the net asset value, or its equivalent, of units held by the Plan and generally include the use of significant observable inputs in determining the unit value which is available daily.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.
The following tables set forth by level, within the fair value hierarchy, the Plan’s investments at fair value as of December 31, 2025 and 2024:

	As of December 31, 2025
	Level 1	Level 2	Level 3	Grand Total
	(in thousands)
Cash and Cash Equivalents	$21,199	$—	$—	$21,199
Company Stock	193,537	—	—	193,537
Other Equities	246,970	—	—	246,970
Common/Collective Trust Funds	—	2,484,300	—	2,484,300
Self-directed brokerage account	5,637	—	—	5,637
Total investments at fair value	$467,343	$2,484,300	$—	$2,951,643
Fully benefit-responsive investment contracts at contract value				179,200
Total Investments				$3,130,843

	As of December 31, 2024
	Level 1	Level 2	Level 3	Grand Total
	(in thousands)
Cash and Cash Equivalents	$12,283	$—	$—	$12,283
Company Stock	177,055	—	—	177,055
Other Equities	229,278	—	—	229,278
Mutual Funds	69,877	—	—	69,877
Common/Collective Trust Funds	—	2,147,261	—	2,147,261
Total investments at fair value	$488,493	$2,147,261	$—	$2,635,754
Fully benefit-responsive investment contracts at contract value				206,403
Total Investments				$2,842,157